STOCK OPTION PLAN - SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS FOR FAIR VALUES OF STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Weighted-average volatility	108.00%	108.00%
Expected term (in years)	5 years	5 years
Expected dividends	0.00%	0.00%
Risk-free interest rate	0.50%	2.30%